Debt (Details Textual) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended			0 Months Ended
	Dec. 10, 2013	Dec. 31, 2014	Jun. 09, 2014	Mar. 31, 2014	Jun. 30, 2014	Feb. 28, 2014	Nov. 21, 2013	Apr. 28, 2011	Apr. 28, 2014	Feb. 19, 2013	Dec. 31, 2013	Feb. 28, 2013	Apr. 30, 2011	Feb. 27, 2013	Jul. 15, 2011
Debt Conversion [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										6,363,638
Warrants Initial Value		1,100,000
Percentage In Number Of Shares	75.00%
Exercise Price On Market Price	125.00%
Common Stock [Member]
Debt Conversion [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.52
Second Draw [Member]
Debt Conversion [Line Items]
Stock Issued During Period, Shares, Other		2,709,677
Deerfield Facility Agreement [Member]
Debt Conversion [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.75%
Debt Instrument, Maturity Date		Mar. 31, 2019
Equity Raising Transaction Proceeds Percentage Applied For Redemption			35.00%
Put Options Amount Exempt			10,000,000
Line of Credit Facility, Maximum Amount Outstanding During Period				35,000,000
Debt Instrument, Redemption Price, Percentage			33.33%
Deerfield Facility Agreement [Member] | First Draw [Member]
Debt Conversion [Line Items]
Debt Discount Convertible Debt				9,000,000
Warrants Fair Value				6,600,000
Warrants Initial Value				1,500,000
Line of Credit Facility, Maximum Amount Outstanding During Period					9,000,000
Embedded Derivative, Fair Value Of Embedded Derivative Liability				3,000,000
Deerfield Facility Agreement [Member] | Second Draw [Member]
Debt Conversion [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		97,614,999
Debt Discount Convertible Debt		25,800,000
Warrants Fair Value		21,500,000
Warrants Initial Value		2,600,000
Line of Credit Facility, Maximum Amount Outstanding During Period		26,000,000
Embedded Derivative, Fair Value Of Embedded Derivative Liability		5,300,000
Senior Secured Convertible Notes [Member]
Debt Conversion [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.00%
Debt Instrument, Convertible, Conversion Price			$ 0.52
Subordinated Convertible Notes [Member]
Debt Conversion [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											10.00%
Proceeds from Convertible Debt	2,250,000					750,000	3,000,000
Debt Discount Convertible Debt	2,250,000
Debt Conversion, Converted Instrument, Shares Issued				5,981,859
Deferred Debt Issuance Cost	69,000
Repayments of Convertible Debt				339,000
JP Nevada Trust 12% Note [Member]
Debt Conversion [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				750,000				1,000,000				266,666	533,334
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.52				$ 0.50				$ 0.70	$ 0.70
Derivative Liability				14,000
Debt Instrument, Fair Value Disclosure		2,100,000
Fair Value Of Warrants Issued		546,000
Related Party Guaranteed Obligations		1,400,000
JP Nevada Trust 12% Note [Member] | Second Draw [Member]
Debt Conversion [Line Items]
Deferred Debt Issuance Cost					298,000
JP Nevada Trust 12% Note [Member] | Promissory Note [Member]
Debt Conversion [Line Items]
Secured Debt								2,100,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Debt Instrument, Maturity Date								May 20, 2016
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.50
JP Nevada Trust 12% Note [Member] | Guarantee [Member]
Debt Conversion [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,500,000
Midcap Financial Llc [Member]
Debt Conversion [Line Items]
Debt Discount Balance Expensed				381,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.46	0.70
Term Loan Commitments										7,500,000
Term Loan Commitments Amount Modified										4,500,000
Term Loan First Tranche														4,500,000
Deferred Fee				142,000
Gains (Losses) on Extinguishment of Debt, before Write off of Deferred Debt Issuance Cost				330,000
Changes In Fair Value Warrants	12,000
Fair Value Of Warrants Issued		568,000
July Four Percent Convertible Notes [Member]
Debt Conversion [Line Items]
Secured Debt															$ 1,300,000
Debt Instrument, Convertible, Terms Of Conversion Feature		The July 4% Convertible Notes were scheduled to mature on May 23, 2016 and included a one-time interest charge of 4% due on maturity. The July 4% Convertible Notes (plus accrued interest) converted at the option of the holder, in whole or in part and from time to time, into shares of our common stock at a conversion rate equal to (i) the lesser of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of our common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).
Debt Instrument, Issuance Date				Jul. 15, 2011
July Four Percent Convertible Notes [Member] | Common Stock [Member]
Debt Conversion [Line Items]
Debt Instrument, Convertible, Conversion Price									$ 0.41
Debt Conversion, Converted Instrument, Shares Issued									347,000